Financial liabilities designated at fair value through profit or loss (IAS39) (Tables)	12 Months Ended
Dec. 31, 2018
Financial liabilities designated at fair value through profit or loss (IAS39) [Abstract]
Financial liabilities designated at fair value through profit or loss (IAS39)

Financial liabilities designated at fair value through profit or loss as of December 31, 2017 are as follows:

	2017		Reason for designation
Equity-linked securities sold	~~W~~	5,865,990	Combined instrument
Securities sold with embedded derivatives		2,394,646	Combined instrument
Securities sold		36,973	Evaluation and management on a fair value basis

	~~W~~	8,297,609